Related party transactions	12 Months Ended
Mar. 31, 2024
Related party transactions
2
9
. Related party transactions
Until
June 30, 2023, the Bank’s principal related parties consist of eHDFC (Principal owner), subsidiaries of
eHDFC
and affiliates of the Bank (Others). With effect from July 1, 2023, HDFC Bank Limited (“HDFC Bank”) has acquired 100%
share capital of eHDFC by way of amalgamation at the acquisition date (the “Transaction”). Consequently, subsidiaries of eHDFC became subsidiaries/ associate of HDFC Bank. The Bank enters into transactions with its related parties, such as providing banking services, sharing costs and service providers, purchasing services, making joint investments, and borrowing from related parties and subletting premises. The Bank is prohibited from making loans to companies with which it has directors in common. The Bank, being an authorized dealer, deals in foreign exchange and derivative transactions with certain parties which include the principal owner and related companies. The foreign exchange and derivative transactions are undertaken in line with the RBI guidelines. The Bank’s related party balances and transactions are in the normal course of business and are summarized as follows:
Balances payable to related parties are as follows:

	As of March 31,
	2023						2024
	Principal owner		Others		Total		Principal owner		Others		Total		Total

	(In millions)
Balances in non-interest-bearing deposits	Rs.	25,637.8	Rs.	8,715.1	Rs.	34,352.9	Rs.	—	Rs.	2,522.6	Rs.	2,522.6	US$	30.3
Balances in interest-bearing deposits		1,755.1		1,611.9		3,367.0		—		4,006.3		4,006.3		48.1
Accrued expenses and other liabilities		773.5		—		773.5		—		—		—		—

Total	Rs.	28,166.4	Rs.	10,327.0	Rs.	38,493.4	Rs.	—	Rs.	6,528.9	Rs.	6,528.9	US$	78.4

Balances receivable from related parties are as follows:

	As of March 31,
	2023						2024
	Principal owner		Others		Total		Principal owner		Others		Total		Total

	(In millions)
Loans	Rs.	—	Rs.	7.5	Rs.	7.5	Rs.	—	Rs.	34,504.5	Rs.	34,504.5	US$	414.0
Other assets		748.0		2,167.3		2,915.3		—		1,878.6		1,878.6		22.5
Investments available for sale securities		—		—		—		—		28,364.6		28,364.6		340.3

Total	Rs.	748.0	Rs.	2,174.8	Rs.	2,922.8	Rs.	—	Rs.	64,747.7	Rs.	64,747.7	US$	776.8

Purchase of property and equipment from related parties for the fiscal years ended March 31, 2023 and 2024 were nil. Purchase and sale of investments from Others for the fiscal year ended March 31, 2024 were Rs. 316.7 million (previous year Rs. 256.8 million) and Rs. 8,859.5 million (previous year Rs. 20,447.7 million), respectively. Investments of Others in the Bank’s subordinated debt for the fiscal year ended March 31, 2024 were Rs. 10,241 million (previous year Rs. 7,850.0 million).

Included in the determination of net
income
are the following significant transactions with related parties:

	Fiscal year ended March 31,
	2022						2023						2024
	Principal owner		Others		Total		Principal owner		Others		Total		Principal owner		Others		Total		Total

	(In millions)
Non-interest revenue-Fees and commissions	Rs.	4,639.3	Rs.	22,939.5	Rs.	27578.8	Rs.	5,888.2	Rs.	26,766.6	Rs.	32,654.8	Rs.	1,670.2	Rs.	8,205.3	Rs.	9,875.5	US$	118.5
Interest and Dividend revenue		—		0.1		0.1		—		0.1		0.1		—		3,242.9		3,242.9		38.9
Interest expense-Deposits		(204.3)		(82.2)		(286.5)		(95.3)		(606.1)		(701.4)		30.6		115.4		146.0		1.8
Non-interest expense-Administrative and other		(7,182.4)		(4,558.9)		(11,741.3)		(8,631.1)		(5,524.8)		(14,155.9)		(2,424.6)		(4,140.1)		(6,564.7)		(78.8)
Non-interest expense-Premises and equipment		(19.2)		—		(19.2)		(15.6)		—		(15.6)		(0.5)		(1.2)		(1.7)		—
Interest Expenses-Others		—		—		—		—		—		—		—		514.7		514.7		6.2
Non-interest revenue-Others		—		—		—		—		—		—		—		78.0		78.0		0.9
Other transactions with the Bank’s principal owner are as follows:
During the fiscal years ended March 31, 2023 and March 31, 2024, the Bank purchased loans from the principal owner aggregating Rs. 369,101.3 million and Rs. 116,320.0 million, respectively. Dividends paid to the principal owner during the fiscal years ended March 31, 2023 and March 31, 2024 were Rs. 13,401.5 million and nil, respectively. The Bank also enters into foreign exchange and derivative transactions with its principal owner. The notional principal amount and the mark-to-market gains in respect of foreign exchange and derivative contracts outstanding as of March 31, 2024 was nil (previous year Rs. 94,451.2 million) and nil (previous year Rs. 2,081.2 million), respectively. During the fiscal year ended March 31, 2024, the Bank issued Guarantees on behalf of its Principal owner and Others for nil (previous year Rs. 3.5 million) and for Rs. 2.5 million (previous year Rs. 5.1 million), respectively.
For contributions made to provident funds and pension funds set up by the Bank, see note 2
4
—Retirement benefits.
Bank has issued a financial guarantee on behalf of HDFC ERGO, with a total amount guaranteed of
Rs.
 2.5 million ($0.03 million). This guarantee is provided to cover any potential breaches of regulatory requirements by HDFC ERGO over a period of 10 years. As of the March

3
1
, 2024, the guarantee remains active and carries a maximum potential liability of
Rs.
 2.5 million (US$ 0.03 million).